PRINCIPAL ACCOUNTING POLICIES - Taxation, Statutory Reserves, Dividend and Restricted Net Assets, Segment Reporting and Government Subsidies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Principal accounting policies
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%	50.00%	50.00%
Appropriations to the statutory reserve fund by subsidiaries and VIEs	¥ 0	¥ 0	¥ 0
Total appropriations to the statutory common reserve fund	544	651	3,405
Appropriations to the statutory common welfare fund	0	0	0
Net assets not distributable	¥ 497,704	¥ 493,962
Aggregate net assets not distributable as percentage of total consolidated net assets	4.00%	4.40%
Number of operating segments | segment	1
Number of reportable segments | segment	1
Government subsidies recognized	¥ 169,840	¥ 202,354	¥ 173,760
51net | Tech JV
Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%